Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 3,047	$ 2,942
Accumulated depreciation	1,123	1,426
Property, Plant and Equipment, Net	1,924	1,516
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,719	1,885
Accumulated depreciation	1,024	603
Office furniture and equipment[Member]
Property, Plant and Equipment [Line Items]
Cost	231	615
Accumulated depreciation	83	410
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	97	442
Accumulated depreciation	$ 16	$ 413